PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

5. PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	As of December 31,
	2013	2014
Machinery and equipment	$741	$741
Computers and office equipment	26	26
Furniture and fixtures	36	44
Leasehold improvements	606	606

Total property and equipment	1,409	1,417
Less: accumulated deprecation	(716)	(903)

Property and equipment, net	$693	$514

Depreciation expense related to property and equipment amounted to $169 and $187 for the years ended December 31, 2013 and 2014, respectively.